Condensed Consolidated Statements of Changes In Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Total Navios Logistics' Stockholders' Equity	Noncontrolling Interest
Balance at Dec. 31, 2011	$ 321,225	$ 20	$ 303,518	$ 17,146	$ 320,684	$ 541
Balance, Number of Shares at Dec. 31, 2011		20,000
Net income	(2,384)			(2,386)	(2,386)	2
Balance at Mar. 31, 2012	318,841	20	303,518	14,760	318,298	543
Balance, Number of Shares at Mar. 31, 2012		20,000
Balance at Dec. 31, 2012	321,401	20	303,518	17,302	320,840	561
Balance, Number of Shares at Dec. 31, 2012		20,000
Net income	5,952			5,934	5,934	18
Balance at Mar. 31, 2013	$ 327,353	$ 20	$ 303,518	$ 23,236	$ 326,774	$ 579
Balance, Number of Shares at Mar. 31, 2013		20,000